Basic and diluted net earnings per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Basic and diluted net earnings per share

19.	Basic and diluted net earnings per share
Basic and diluted earnings per share have been calculated in accord
a
nce with ASC 260 on computation of earnings per share for each of the years
ended December 31, 2021, 2022 and 2023, are calculated as follows:

	For the year ended December 31,
	2021	2022	2023
	(in thousands, except share and per share data)
Basic and diluted net earnings per share calculation
Numerator:
Net earnings(loss) attributable to ordinary shareholders, basic and diluted	450,144	355,201	(26,795)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted (1)	100,870,300	117,647,000	119,387,937
Net earnings per share attributable to ordinary shareholders:
Basic	4.46	3.02	(0.22)
Diluted	4.46	3.02	(0.22)
Note:

(1)	Retroactively restated for the stock subdivision as described in Note 1.
For the year ended December 31, 2023, the effects of all outstanding RSUs, share options and warrants have been excluded from the computation of diluted loss per share due to its anti-dilutive effect.